Income Taxes - Accounting for Uncertainty in Income Taxes (Detail) - USD ($) $ in Millions	1 Months Ended				3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2016	Jul. 31, 2016	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 03, 2016
Predecessor
Income Tax Examination [Line Items]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		$ 1	$ 22
Income Tax Payments Assessed But Not Paid		$ 15	15
Increase in Noncurrent Tax Payable			18
Income Tax Examination, Reclassification To Accumulated Deferred Income Tax Liability			2
Income tax benefit			$ 2	$ 85			$ (3)		$ (1,267)	$ 3	$ (879)	$ (2,320)
Accrued Interest											$ 4
Predecessor | Tax Years 2003 Through 2007 [Member]
Income Tax Examination [Line Items]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities												123
Income Tax Examination, Reclassification To Accumulated Deferred Income Tax Liability												119
Income tax benefit												$ 4
Successor
Income Tax Examination [Line Items]
Unrecognized Tax Benefits						$ 0
Increase in Noncurrent Tax Payable													$ 730
Income tax benefit					$ 251	$ (70)		$ 284
Texas Comptroller Of Public Accounts [Member] | Predecessor
Income Tax Examination [Line Items]
Tax Payment Related To Settlement With Taxing Authority, Net	$ 12
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	$ 27